Income tax - Schedule of Major Components of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	€ 3	€ 13	€ 15	€ 7
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	(70)	(66)
Share-based compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	18	8
Tax losses carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	93	53
Property and equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	50	58
Unrealized (gains)/losses
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	(130)	(43)
Trade and other payables
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	(29)	(1)
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	€ 13	€ 2